Fair Value Measurements Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Classifications of Fair Value Hierarchy
We classify the inputs used to measure fair value into the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities, or
Unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or
Inputs other than quoted prices that are observable for the asset or liability
Level 3	Unobservable inputs for the asset or liability

Summary of Financial Assets Measured at Fair Value on a Recurring Basis
The following table is a summary of financial assets measured at fair value on a recurring basis and their classification within the fair value hierarchy (in thousands).

	December 31, 2016			December 31, 2017
	Carrying Value	Level 1	Total	Carrying Value	Level 1	Total
Assets
Money market funds	$57,715	$57,715	$57,715	$35,195	$35,195	$35,195